JPMorgan Tax Free Bond Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Tax Free Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 441
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,463
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	439
Expense Example, No Redemption, 5 Years	773
Expense Example, No Redemption, 10 Years	1,579
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	197
Expense Example, No Redemption, 5 Years	360
Expense Example, No Redemption, 10 Years	$ 836